B5 Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories, alternative [abstract]
Summary of Inventories

	2025	2024

Components	5,603	6,948

Finished goods	10,111	11,701

Contract work in progress	7,737	8,476

Total	23,451	27,125